Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six Months Ended June 30,
Earnings per share	2016	2015
Company posted	Net loss	Net loss
Basic weighted average shares outstanding	1,177,693,383	722,345,600
Dilutive effect of Ordinary Share equivalents	None	None
Dilutive weighted average shares outstanding	1,177,693,383	722,345,600

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six-Month	Six-Month
	Period Ended	Period Ended
	June 30, 2016	June 30, 2015
Total share options	76,928,864	-
Total warrants-equity classified	1,782,246	-
Total warrants-liability classified	5,806,280	-
Total share options and warrants	84,517,390	-